Net interest and trading income (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Net Interest And Trading Income [Line Items]
Disclosure of interest income (expense) and trading income (expense) [Text Block]

Note 3 Net interest and trading income

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15

Net interest and trading income[1]
Net interest income	6,528	6,413	6,732
of which: Wealth Management	2,344	2,331	2,326
of which: Wealth Management Americas	1,679	1,467	1,174
of which: Personal & Corporate Banking	2,086	2,199	2,270
of which: Asset Management	(14)	(24)	(17)
Net trading income	4,972	4,948	5,742
of which: Wealth Management	694	667	708
of which: Wealth Management Americas	332	372	362
of which: Personal & Corporate Banking	376	333	343
of which: Asset Management	(10)	(5)	12
Total net interest and trading income	11,499	11,361	12,474
of which: Investment Bank	4,282	4,277	5,186
of which: Corporate Client Solutions	1,065	822	1,001
of which: Investor Client Services	3,217	3,455	4,185
of which: Corporate Center	(270)	(256)	110
of which: Services	(42)	(89)	(3)
of which: Group ALM	(157)	(104)	426
of which: own credit on financial liabilities designated at fair value			553
of which: Non-core and Legacy Portfolio	(71)	(62)	(313)

Net interest income
Interest income
Interest income from loans and deposits[2,3,4]	8,461	9,570	8,625
Interest income from securities financing transactions[5]	1,542	1,136	896
Interest income from trading portfolio[6]	2,565	2,465	3,071
Interest income from financial assets and liabilities designated at fair value	548	361	194
Interest income from financial assets available for sale and held to maturity[6]	260	253	391
Interest income from derivative instruments designated as cash flow hedges[2]	818
Total	14,193	13,787	13,177
Interest expense
Interest expense on loans and deposits[7]	1,375	826	476
Interest expense on securities financing transactions[8]	1,444	1,233	976
Interest expense on trading portfolio[9]	1,506	1,614	1,670
Interest expense on financial assets and liabilities designated at fair value	864	841	730
Interest expense on debt issued[2]	2,478	2,858	2,592
Total	7,665	7,373	6,445
Net interest income	6,528	6,413	6,732

Net trading income
Investment Bank Corporate Client Solutions	597	188	321
Investment Bank Investor Client Services	2,812	3,332	3,494
Other business divisions and Corporate Center	1,562	1,428	1,928
Net trading income	4,972	4,948	5,742
of which: net gains / (losses) from financial assets designated at fair value	2,574	(191)	(127)
of which: net gains / (losses) from financial liabilities designated at fair value[10]	(3,920)	(1,362)	3,701
1 Net interest and trading income presented for business divisions and Corporate Center units includes allocations from Corporate Center – Group ALM. 2 Effective 1 January 2017, the presentation of interest income and interest expense on derivatives designated as hedging instruments in effective hedge relationships was refined. Refer to Note 1b for more information. 3 Includes interest income on impaired loans and advances of CHF 12 million for 2017, CHF 21 million for 2016 and CHF 16 million for 2015. 4 Consists of interest income from balances with central banks, amounts due from banks and loans, and negative interest on amounts due to banks and customers. 5 Includes interest income on securities borrowed and reverse repurchase agreements and negative interest, including fees, on securities lent and repurchase agreements. 6 Includes dividend income. 7 Consists of interest expense on amounts due to banks and customers, and negative interest on balances with central banks, amounts due from banks and loans. 8 Includes interest expense on securities lent and repurchase agreements and negative interest, including fees, on securities borrowed and reverse repurchase agreements. 9 Includes expense related to dividend payment obligations on trading liabilities. 10 Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency, both of which are reported within Net trading income.

UBS AG
Disclosure Of Net Interest And Trading Income [Line Items]
Disclosure of interest income (expense) and trading income (expense) [Text Block]

Note 3 Net interest and trading income

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15

Net interest and trading income[1]
Net interest income	6,480	6,383	6,729
of which: Wealth Management	2,344	2,331	2,326
of which: Wealth Management Americas	1,680	1,467	1,174
of which: Personal & Corporate Banking	2,086	2,199	2,270
of which: Asset Management	(14)	(24)	(17)
Net trading income	4,974	4,943	5,696
of which: Wealth Management	694	667	708
of which: Wealth Management Americas	332	372	362
of which: Personal & Corporate Banking	375	333	343
of which: Asset Management	(10)	(5)	12
Total net interest and trading income	11,454	11,326	12,425
of which: Investment Bank	4,283	4,275	5,186
of which: Corporate Client Solutions	1,065	822	1,001
of which: Investor Client Services	3,218	3,453	4,185
of which: Corporate Center	(316)	(289)	61
of which: Services	(47)	(92)	(1)
of which: Group ALM	(199)	(134)	375
of which: own credit on financial liabilities designated at fair value			553
of which: Non-core and Legacy Portfolio	(71)	(62)	(313)

Net interest income
Interest income
Interest income from loans and deposits[2,3,4]	8,475	9,566	8,626
Interest income from securities financing transactions[5]	1,542	1,136	896
Interest income from trading portfolio[6]	2,565	2,465	3,071
Interest income from financial assets and liabilities designated at fair value	548	361	194
Interest income from financial assets available for sale and held to maturity[6]	260	253	391
Interest income from derivative instruments designated as cash flow hedges[2]	818
Total	14,208	13,782	13,178
Interest expense
Interest expense on loans and deposits[2,7]	2,464	1,664	774
Interest expense on securities financing transactions[8]	1,444	1,233	976
Interest expense on trading portfolio[9]	1,506	1,614	1,670
Interest expense on financial assets and liabilities designated at fair value	864	841	730
Interest expense on debt issued[2]	1,451	2,046	2,299
Total	7,728	7,399	6,449
Net interest income	6,480	6,383	6,729

Net trading income
Investment Bank Corporate Client Solutions	597	188	321
Investment Bank Investor Client Services	2,813	3,330	3,494
Other business divisions and Corporate Center	1,564	1,425	1,882
Net trading income	4,974	4,943	5,696
of which: net gains / (losses) from financial assets designated at fair value	2,527	(186)	(119)
of which: net gains / (losses) from financial liabilities designated at fair value[10]	(3,920)	(1,362)	3,701
1 Net interest and trading income presented for business divisions and Corporate Center units includes allocations from Corporate Center – Group ALM. 2 Effective 1 January 2017, the presentation of interest income and interest expense on derivatives designated as hedging instruments in effective hedge relationships was refined. Refer to Note 1b for more information. 3 Includes interest income on impaired loans and advances of CHF 12 million for 2017, CHF 21 million for 2016 and CHF 16 million for 2015. 4 Consists of interest income from balances with central banks, amounts due from banks and loans, and negative interest on amounts due to banks and customers. 5 Includes interest income on securities borrowed and reverse repurchase agreements and negative interest, including fees, on securities lent and repurchase agreements. 6 Includes dividend income. 7 Consists of interest expense on amounts due to banks and customers, and negative interest on balances with central banks, amounts due from banks and loans. 8 Includes interest expense on securities lent and repurchase agreements and negative interest, including fees, on securities borrowed and reverse repurchase agreements. 9 Includes expense related to dividend payment obligations on trading liabilities. 10 Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency, both of which are reported within Net trading income.